Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	CRM Mutual Fund Trust
Central Index Key	0001322252
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Oct. 28, 2014
CRM SMALL CAP VALUE FUND | INSTITUTIONAL
Risk/Return:
Trading Symbol	CRISX
CRM SMALL CAP VALUE FUND | INVESTOR
Risk/Return:
Trading Symbol	CRMSX
CRM SMALL/MID CAP VALUE FUND | INSTITUTIONAL
Risk/Return:
Trading Symbol	CRIAX
CRM SMALL/MID CAP VALUE FUND | INVESTOR
Risk/Return:
Trading Symbol	CRMAX
CRM MID CAP VALUE FUND | INSTITUTIONAL
Risk/Return:
Trading Symbol	CRIMX
CRM MID CAP VALUE FUND | INVESTOR
Risk/Return:
Trading Symbol	CRMMX
CRM LARGE CAP OPPORTUNITY FUND | INSTITUTIONAL
Risk/Return:
Trading Symbol	CRIGX
CRM LARGE CAP OPPORTUNITY FUND | INVESTOR
Risk/Return:
Trading Symbol	CRMGX
CRM All Cap Value Fund | Investor Shares
Risk/Return:
Trading Symbol	CRMEX
CRM All Cap Value Fund | Institutional Shares
Risk/Return:
Trading Symbol	CRIEX
CRM Global Opportunity Fund | Investor Shares
Risk/Return:
Trading Symbol	CRMWX
CRM Global Opportunity Fund | Institutional Shares
Risk/Return:
Trading Symbol	CRIWX
CRM International Opportunity Fund | Investor Shares
Risk/Return:
Trading Symbol	CRMIX
CRM International Opportunity Fund | Institutional Shares
Risk/Return:
Trading Symbol	CRIIX